Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Jan. 31, 2015 USD ($) yr shares
Summary Of Significant Accounting Policies 1	$ 0
Summary Of Significant Accounting Policies 2	0
Summary Of Significant Accounting Policies 3	$ 500
Summary Of Significant Accounting Policies 4	3
Summary Of Significant Accounting Policies 5 | yr	7
Summary Of Significant Accounting Policies 6 | shares	1,345,666
Summary Of Significant Accounting Policies 7 | shares	119,442,929